SMEAD FUNDS TRUST

Supplement dated October 20, 2017 to the

Prospectus dated March 30, 2017

Smead Value Fund

Investor Class Shares (SMVLX)	Class R1 Shares (SVFDX)
Class A Shares (SVFAX)	Class R2 Shares (SVFKX)
Class C Shares (SVFCX)	Class R3 Shares (SVFRX)
Class I1 Shares (SVFFX)	Class R4 Shares (SVFLX)
Class I2 Shares (SVFIX)	Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Prospectus dated March 30, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

The Annual Fund Operating Expenses table in the section entitled “Summary Section – Fees and Expenses of the Fund” on pages 1-2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class shares	Class A shares	Class C shares		Class I1 shares	Class I2 shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%	0.75%		None	None
Other Expenses	0.12%	0.13%	0.12%	(2)	0.13%	0.12%	(2)
Shareholder Servicing Fee	0.17%	0.17%	0.25%		0.15%	0.10%	(2)
Total Annual Fund Operating Expenses	1.29%	1.30%	1.87%		1.03%	0.97%
Fee Waiver/Expense Reimbursement(3)	(0.03)%	(0.04)%	(0.03)%		(0.04)%	(0.03)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.26%	1.26%	1.84%		0.99%	0.94%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R1 shares	Class R2 shares	Class R3 shares		Class R4 shares	Class Y shares
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution (12b-1) Fees	0.50%	0.50%	0.50%		0.25%	None
Other Expenses	0.13%	0.17%	0.12%	(2)	0.12% (2)	0.13%
Shareholder Servicing Fee	0.25%	0.10%	None		None	None
Total Annual Fund Operating Expenses	1.63%	1.52%	1.37%		1.12%	0.88%
Fee Waiver/Expense Reimbursement(3)	(0.04)%	(0.08)%	(0.03)%		(0.03)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.59%	1.44%	1.34%		1.09%	0.84%
(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.
(2)	Class C shares, Class I2 shares, Class R3 shares and Class R4 shares have not commenced operations. These expenses are estimated based on the other expenses of the Fund for the fiscal year ended November 30, 2016.
(3)

Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 0.94% for Class I2 shares, 1.59% for Class R1 shares, 1.44% for Class R2 shares, 1.34% for Class R3 shares, 1.09% for Class R4 shares and 0.84% for Class Y shares through March 31, 2018, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

The table in the section entitled “Summary Section – Fees and Expenses of the Fund – Example” on pages 2-3 of the Prospectus is hereby deleted in its entirety and replaced with the following:

	One Year	Three Years	Five Years	Ten Years
Investor Class
(if you redeem your shares)	$128	$405	$704	$1,553
(if you did not redeem your shares)	$128	$405	$704	$1,553
Class A
(if you redeem your shares)	$696	$959	$1,243	$2,049
(if you did not redeem your shares)	$696	$959	$1,243	$2,049
Class C
(if you redeem your shares)	$290	$585	$1,008	$2,188
(if you did not redeem your shares)	$187	$585	$1,008	$2,188
Class I1
(if you redeem your shares)	$101	$323	$564	$1,255
(if you did not redeem your shares)	$101	$323	$564	$1,255
Class I2
(if you redeem your shares)	$96	$305	$533	$1,186
(if you did not redeem your shares)	$96	$305	$533	$1,186
Class R1
(if you redeem your shares)	$162	$510	$882	$1,929
(if you did not redeem your shares)	$162	$510	$882	$1,929
Class R2
(if you redeem your shares)	$147	$471	$820	$1,804
(if you did not redeem your shares)	$147	$471	$820	$1,804
Class R3
(if you redeem your shares)	$136	$431	$747	$1,644
(if you did not redeem your shares)	$136	$431	$747	$1,644
Class R4
(if you redeem your shares)	$111	$353	$614	$1,360
(if you did not redeem your shares)	$111	$353	$614	$1,360
Class Y
(if you redeem your shares)	$86	$277	$484	$1,081
(if you did not redeem your shares)	$86	$277	$484	$1,081

The table in the section entitled “Shareholder Information – Choosing a Share Class” on pages 13-16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investor Class shares Availability	Generally available to direct investors only.
Initial Sales Charge	None.
Deferred Sales Charge	None.

Distribution (12b-1) and Shareholder Servicing Fee	0.25% Annual Distribution (12b-1) Fee. 0.17% Annual Shareholder Servicing Fee. A maximum shareholder servicing fee of 0.25% of the Fund’s average daily net assets has been authorized.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability, and subject to ongoing distribution and shareholder servicing fees.
Class A shares Availability	Generally available through financial intermediaries, wrap account platforms, no transaction fee (NTF) platforms, employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	Payable at time of purchase. Lower sales charges are available for larger investments.
Deferred Sales Charge	Payable if you redeem within eighteen (18) months of purchase.
Distribution (12b-1) and Shareholder Servicing Fee	0.25% Annual Distribution (12b-1) Fee. 0.17% Annual Shareholder Servicing Fee. A maximum shareholder servicing fee of 0.25% of the Fund’s average daily net assets has been authorized.
Redemption Fees	None.
Advantage	Suitable for investors who are eligible to have the sales charge reduced or eliminated.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares. Also subject to on-going distribution and shareholder servicing fees.
Class C shares Availability	Generally available through financial intermediaries and employer-sponsored retirement plans.
Initial Sales Charge	None.
Deferred Sales Charge	Payable if you redeem within twelve (12) months of purchase.
Distribution (12b-1) and Shareholder Servicing Fee	0.75% Annual Distribution (12b-1) Fee. 0.25% Annual Shareholder Servicing Fee.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Subject to ongoing distribution and shareholder servicing fees.

Class I1 shares Availability	Generally available to institutions such as pension and profit sharing plans, endowments, foundations, corporations, and high net worth individuals, and financial intermediaries through “Wrap accounts” or “managed fund programs” established with financial intermediaries or employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	0.15% Annual Shareholder Servicing Fee. A maximum shareholder servicing fee of 0.25% of the Fund’s average daily net assets has been authorized.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability, subject to ongoing shareholder servicing fees, and requires significant initial investment.
Class I2 shares Availability	Generally available to direct investors and employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	0.10% Annual Shareholder Servicing Fee. A maximum shareholder servicing fee of 0.25% of the Fund’s average daily net assets has been authorized.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability, subject to ongoing shareholder servicing fees, and requires significant initial investment.
Class R1 shares Availability	Generally available through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	0.50% Annual Distribution (12b-1) Fee. 0.25% Annual Shareholder Servicing Fee. A maximum shareholder servicing fee of 0.25% of the Fund’s average daily net assets has been authorized.

Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability, and subject to ongoing distribution and shareholder servicing fees.
Class R2 shares Availability	Generally available through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	0.50% Annual Distribution (12b-1) Fee. 0.10% Annual Shareholder Servicing Fee. A maximum shareholder servicing fee of 0.25% of the Fund’s average daily net assets has been authorized.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability and subject to ongoing distribution fees.
Class R3 shares Availability	Generally available through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	0.50% Annual Distribution (12b-1) Fee.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability and subject to ongoing distribution and shareholder servicing fees.
Class R4 shares Availability	Generally available through employer-sponsored retirement plans or other similar programs through which group-level investments are made in the Fund.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	0.25% Annual Distribution (12b-1) Fee.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.

Disadvantage	Limited availability and subject to ongoing distribution fees.
Class Y shares Availability	Generally available through employer-sponsored retirement plans.
Initial Sales Charge	None.
Deferred Sales Charge	None.
Distribution (12b-1) and Shareholder Servicing Fee	None.
Redemption Fees	None.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability, and requires significant initial investment.

The second, third, fifth and sixth paragraphs in the section entitled “Shareholder Information – Choosing a Share Class” on pages 16-17 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Investor Class shares are offered for sale at net asset value (“NAV”) without the imposition of a sales charge. Investor Class shares are subject to a Rule 12b-1 distribution fee of 0.25% and shareholder servicing fee of 0.17% of the average daily net assets of the Fund attributable to Investor Class shares, computed on an annual basis. Investor Class shares of the Fund are closed to all investors, except direct shareholders and current retirement plan shareholders. The Adviser may permit other investors to purchase Investor Class shares if they purchase such shares through certain financial intermediaries. The Adviser reserves the right to close or partially close the Fund, or any class of shares thereof, to new investors at its discretion.

Class A shares are offered for sale at NAV with the imposition of a sales charge, except on purchases of $1,000,000 or more. However, if you redeem your Class A shares within 18 months of an initial purchase of $1,000,000 or more, you will pay a contingent deferred sales charge of 1.00%. Class A shares are subject to a Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.17% of the average daily net assets of the Fund attributable to Class A shares, computed on an annual basis.

Class I1 and Class I2 shares are offered for sale at NAV without the imposition of a sales charge. Class I1 and Class I2 shares are subject to a shareholder servicing fee of 0.15% and 0.10% of the average daily net assets of the Fund attributable to Class I1 and Class I2 shares, respectively, computed on an annual basis.

Class R1 shares, Class R2 shares, Class R3 shares and Class R4 shares are offered for sale at NAV without the imposition of a sales charge. Class R1 shares, Class R2 shares and Class R3 shares are subject to a Rule 12b-1 distribution fee of 0.50% of the average daily net assets of the Fund attributable to Class R1 shares, Class R2 shares and Class R3 shares, computed on an annual basis. Class R4 shares are subject to a Rule 12b-1 distribution fee of 0.25% of the average daily net assets of the Fund attributable to Class R4 shares, computed on an annual basis. Class R1 shares are subject to a shareholder servicing fee of 0.25% of the average daily net assets of the Fund attributable to Class R1 shares, computed on an annual basis. Class R2 shares are subject to a shareholder servicing fee of 0.10% of the average daily net assets of the Fund attributable to Class R2 shares, computed on an annual basis.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SMEAD FUNDS TRUST

Supplement dated October 20, 2017 to the

Statement of Additional Information dated March 30, 2017

Smead Value Fund

Investor Class Shares (SMVLX)	Class R1 Shares (SVFDX)
Class A Shares (SVFAX)	Class R2 Shares (SVFKX)
Class C Shares (SVFCX)	Class R3 Shares (SVFRX)
Class I1 Shares (SVFFX)	Class R4 Shares (SVFLX)
Class I2 Shares (SVFIX)	Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Statement of Additional Information dated March 30, 2017. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

The fourth sentence of the first paragraph in the section entitled “Distribution and Servicing of Fund Shares – Shareholder Servicing Plan” on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

The Fund is currently implementing 0.17% for the shareholder servicing fee for the Class A shares of the Fund, 0.25% for the shareholder servicing fee for the Class C shares of the Fund, 0.17% for the shareholder servicing fee for the Investor Class shares of the Fund, 0.15% for the shareholder servicing fee for the Class I1 shares of the Fund, 0.10% for the shareholder servicing fee for the Class I2 shares of the Fund, 0.25% for the shareholder servicing fee for the Class R1 shares of the Fund and 0.10% for the shareholder servicing fee for the Class R2 shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE